Note 12 - Other Income and Other Expense - Other Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Advertising	$ 566	$ 610	$ 573
Office supplies	1,020	1,016	1,007
Professional fees	1,137	1,144	1,039
FDIC and state assessment	934	830	879
Technology expense	438	441	520
Postage and freight	584	588	618
Loan collection expense	73	28	89
Other losses	524	442	295
Debit card/ATM expense	890	799	733
Other expenses	3,593	3,169	3,086
Total Other Expense	$ 9,759	$ 9,067	$ 8,839